Investment in finance leases, net - Schedule of Components of the Net Investment in Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received, net	$ 1,189,932	$ 1,156,693
Estimated residual values of leased flight equipment	516,550	597,184
Less: Unearned income	(487,729)	(490,502)
Less: Allowance for credit losses (Note 27)	(10,168)	(8,924)
Investment in finance leases, net	$ 1,208,585	$ 1,254,451